Fair Value of Financial Instruments (Details2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Capital lease obligations, net of current portion	$ 23,421	$ 23,759
Book Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	139,455	45,538
Accounts receivable,net	35,897	29,122
Accounts payable	(46,378)	(34,747)
Senior notes	(290,000)	(200,000)
Capital lease obligations, net of current portion	(24,786)	(25,112)
Long-term debt, including current portion	(582)	(598)
Fair Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	139,455	45,538
Accounts receivable,net	35,879	29,122
Accounts payable	(46,378)	(34,747)
Senior notes	(310,967)	(198,200)
Capital lease obligations, net of current portion	(24,786)	(25,112)
Long-term debt, including current portion	$ (582)	$ (598)